Composition of Rent Expense Associated with Operating Leases (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 28, 2012	Dec. 30, 2011
Leases [Abstract]
Minimum rentals	$ 159	$ 188	$ 240
Additional rentals	56	62	66
Operating leases, rent expense, total	$ 215	$ 250	$ 306